Annual Total Returns[BarChart] - Thrivent All Cap Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.82%)	14.74%	32.85%	12.26%	2.26%	5.77%	20.24%	(9.89%)	30.27%	23.17%